EXPLORATION AND EVALUATION EXPENSES (Tables)	9 Months Ended
Sep. 30, 2021
Exploration And Evaluation Expenses
Schedule of exploration and evaluation expenses

	For the three-month periods ended		For the nine-month periods ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
	$	$	$	$
Wages and benefits	974	428	2,563	1,417
Share-based compensation	172	1	376	192
Engineering	32	890	1,834	3,110
Professional fees	3	38	130	370
Materials, consumables, and supplies	401	510	880	1,152
Subcontracting	493	341	1,134	1,114
Geology and drilling	21	104	135	298
Utilities	139	4	311	238
Depreciation and amortization	57	89	164	275
Other	55	49	131	216
Grants	-	(164)	(36)	(164)
Tax credits	(217)	(425)	(485)	(1,223)
Exploration and evaluation expenses	2,130	1,865	7,137	6,995